Distribution Date:	08/17/26	JPMCC Commercial Mortgage Securities Trust 2016-JP4
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-JP4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	JupiterlVxx, LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645UAQ0	1.891300%	35,667,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645UAR8	2.983800%	129,067,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645UAS6	3.392800%	215,000,000.00	128,004,552.61	89,893,067.99	361,911.54	0.00	0.00	90,254,979.53	38,111,484.62	49.59%	30.00%
A-4	46645UAT4	3.648300%	266,136,000.00	266,136,000.00	0.00	809,119.97	0.00	0.00	809,119.97	266,136,000.00	49.59%	30.00%
A-SB	46645UAU1	3.474300%	52,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46645UAX5	3.870300%	59,858,000.00	59,858,000.00	0.00	193,057.01	0.00	0.00	193,057.01	59,858,000.00	39.67%	24.00%
B	46645UAY3	4.052600%	61,106,000.00	61,106,000.00	0.00	206,365.15	0.00	0.00	206,365.15	61,106,000.00	29.55%	17.88%
C	46645UAZ0	3.627040%	49,882,000.00	49,882,000.00	0.00	150,770.01	0.00	0.00	150,770.01	49,882,000.00	21.28%	12.88%
D	46645UAC1	3.627040%	56,117,000.00	56,117,000.00	0.00	22,970.85	0.00	0.00	22,970.85	56,117,000.00	11.98%	7.25%
E	46645UAE7	4.377040%	22,447,000.00	22,447,000.00	0.00	0.00	0.00	0.00	0.00	22,447,000.00	8.26%	5.00%
F	46645UAG2	4.377040%	17,459,000.00	17,459,000.00	0.00	0.00	0.00	0.00	0.00	17,459,000.00	5.37%	3.25%
NR	46645UAJ6	4.377040%	32,423,640.00	32,423,051.57	0.00	0.00	0.00	0.00	0.00	32,423,051.57	0.00%	0.00%
R	46645UAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645UAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			997,640,640.00	693,432,604.18	89,893,067.99	1,744,194.53	0.00	0.00	91,637,262.52	603,539,536.19

X-A	46645UAV9	0.771508%	758,206,000.00	453,998,552.61	0.00	291,886.34	0.00	0.00	291,886.34	364,105,484.62
X-B	46645UAW7	0.324440%	61,106,000.00	61,106,000.00	0.00	16,521.03	0.00	0.00	16,521.03	61,106,000.00
X-C	46645UAA5	0.750000%	105,999,000.00	105,999,000.00	0.00	66,249.38	0.00	0.00	66,249.38	105,999,000.00
Notional SubTotal			925,311,000.00	621,103,552.61	0.00	374,656.75	0.00	0.00	374,656.75	531,210,484.62

Deal Distribution Total					89,893,067.99	2,118,851.28	0.00	0.00	92,011,919.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645UAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645UAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645UAS6	595.37001214	418.10729298	1.68330949	0.00000000	0.00000000	0.00000000	0.00000000	419.79060247	177.26271916
A-4	46645UAT4	1,000.00000000	0.00000000	3.04024998	0.00000000	0.00000000	0.00000000	0.00000000	3.04024998	1,000.00000000
A-SB	46645UAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46645UAX5	1,000.00000000	0.00000000	3.22524992	0.00000000	0.00000000	0.00000000	0.00000000	3.22524992	1,000.00000000
B	46645UAY3	1,000.00000000	0.00000000	3.37716673	0.00000000	0.00000000	0.00000000	0.00000000	3.37716673	1,000.00000000
C	46645UAZ0	1,000.00000000	0.00000000	3.02253338	0.00000000	0.00000000	0.00000000	0.00000000	3.02253338	1,000.00000000
D	46645UAC1	1,000.00000000	0.00000000	0.40933852	2.61319475	42.51939911	0.00000000	0.00000000	0.40933852	1,000.00000000
E	46645UAE7	1,000.00000000	0.00000000	0.00000000	3.64753330	64.99262619	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46645UAG2	1,000.00000000	0.00000000	0.00000000	3.64753308	64.99262730	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46645UAJ6	999.98185182	0.00000000	0.00000000	3.64746709	166.19600730	0.00000000	0.00000000	0.00000000	999.98185182
R	46645UAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645UAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645UAV9	598.77995243	0.00000000	0.38496970	0.00000000	0.00000000	0.00000000	0.00000000	0.38496970	480.21973530
X-B	46645UAW7	1,000.00000000	0.00000000	0.27036674	0.00000000	0.00000000	0.00000000	0.00000000	0.27036674	1,000.00000000
X-C	46645UAA5	1,000.00000000	0.00000000	0.62500005	0.00000000	0.00000000	0.00000000	0.00000000	0.62500005	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	361,911.54	0.00	361,911.54	0.00	0.00	0.00	361,911.54	0.00
A-4	07/01/26 - 07/30/26	30	0.00	809,119.97	0.00	809,119.97	0.00	0.00	0.00	809,119.97	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	291,886.34	0.00	291,886.34	0.00	0.00	0.00	291,886.34	0.00
X-B	07/01/26 - 07/30/26	30	0.00	16,521.03	0.00	16,521.03	0.00	0.00	0.00	16,521.03	0.00
X-C	07/01/26 - 07/30/26	30	0.00	66,249.38	0.00	66,249.38	0.00	0.00	0.00	66,249.38	0.00
A-S	07/01/26 - 07/30/26	30	0.00	193,057.01	0.00	193,057.01	0.00	0.00	0.00	193,057.01	0.00
B	07/01/26 - 07/30/26	30	0.00	206,365.15	0.00	206,365.15	0.00	0.00	0.00	206,365.15	0.00
C	07/01/26 - 07/30/26	30	0.00	150,770.01	0.00	150,770.01	0.00	0.00	0.00	150,770.01	0.00
D	07/01/26 - 07/30/26	30	2,232,668.15	169,615.50	0.00	169,615.50	146,644.65	0.00	0.00	22,970.85	2,386,061.12
E	07/01/26 - 07/30/26	30	1,372,008.85	81,876.18	0.00	81,876.18	81,876.18	0.00	0.00	0.00	1,458,889.48
F	07/01/26 - 07/30/26	30	1,067,131.60	63,682.28	0.00	63,682.28	63,682.28	0.00	0.00	0.00	1,134,706.28
NR	07/01/26 - 07/30/26	30	5,251,261.20	118,264.16	0.00	118,264.16	118,264.16	0.00	0.00	0.00	5,388,679.51
Totals			9,923,069.80	2,529,318.55	0.00	2,529,318.55	410,467.27	0.00	0.00	2,118,851.28	10,368,336.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	92,011,919.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,539,143.62	Master Servicing Fee	4,204.23
Interest Reductions due to Nonrecoverability Determination	(387,308.06)	Certificate Administrator Fee	3,292.74
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.56
ARD Interest	0.00	Operating Advisor Fee	1,002.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	330.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,151,835.56	Total Fees	9,418.88

Principal		Expenses/Reimbursements
Scheduled Principal	6,210,174.57	Reimbursement for Interest on Advances	63.92
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	83,682,893.42	Special Servicing Fees (Monthly)	23,501.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	89,893,067.99	Total Expenses/Reimbursements	23,565.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,118,851.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	89,893,067.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	92,011,919.27
Total Funds Collected	92,044,903.55	Total Funds Distributed	92,044,903.57

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	693,432,604.18	693,432,604.18	Beginning Certificate Balance	693,432,604.18
(-) Scheduled Principal Collections	6,210,174.57	6,210,174.57	(-) Principal Distributions	89,893,067.99
(-) Unscheduled Principal Collections	83,682,893.42	83,682,893.42	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	603,539,536.19	603,539,536.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	696,323,678.95	696,323,678.95	Ending Certificate Balance	603,539,536.19
Ending Actual Collateral Balance	606,453,663.22	606,453,663.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	589.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	589.00	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP
	9,999,999 or less	6	36,439,042.27	6.04%	3	4.5516	1.459663	1.24 or less	7	167,233,893.64	27.71%	(3)	4.7709	0.237455
10,000,000 to 19,999,999		9	150,312,948.02	24.91%	(3)	4.5642	1.395055	1.25 to 1.74	11	159,395,034.14	26.41%	3	4.5417	1.479490
20,000,000 to 24,999,999		3	70,282,686.66	11.65%	2	4.5827	0.609433	1.75 to 2.24	3	102,488,344.85	16.98%	3	3.7954	2.071181
25,000,000 to 49,999,999		2	55,837,312.69	9.25%	2	4.6448	1.408976	2.25 to 2.74	3	164,174,255.23	27.20%	4	3.9382	2.384849
	50,000,000 or greater	4	280,419,538.22	46.46%	4	4.0081	1.765024	2.75 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132	Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP	Totals	57	603,539,536.19	100.00%	2	4.3072	1.502132
Arizona	5	8,508,685.95	1.41%	3	4.4331	1.421453
									Property Type³
California	2	132,174,255.23	21.90%	5	3.4814	2.172995
Colorado	2	5,600,805.31	0.93%	5	4.6800	1.294856		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	4	4,079,121.67	0.68%	1	4.1140	1.585100		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	6,827,396.68	1.13%	1	4.1140	1.585100	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP
Hawaii	1	94,000,000.00	15.57%	3	4.1995	2.353100	Industrial	1	6,734,925.21	1.12%	3	4.3980	1.460900
Illinois	3	58,569,390.65	9.70%	4	4.9307	(0.142247)	Lodging	3	105,468,250.35	17.47%	3	4.2519	2.284989
Indiana	2	19,703,736.18	3.26%	1	4.3739	2.574623	Mobile Home Park	18	28,033,193.54	4.64%	1	4.1140	1.585100
Iowa	5	15,297,783.10	2.53%	5	4.6800	1.294860	Multi-Family	2	36,246,180.74	6.01%	4	5.0507	1.199934
Kansas	3	10,609,911.75	1.76%	3	4.6160	1.465640	Office	7	208,108,177.64	34.48%	4	4.3316	1.143451
Louisiana	1	27,804,119.15	4.61%	4	5.1800	1.231400	Retail	25	208,700,800.38	34.58%	(1)	4.2138	1.449989
Maryland	3	5,509,398.57	0.91%	1	4.1140	1.585100	Totals	57	603,539,536.19	100.00%	2	4.3072	1.502132
Michigan	3	5,259,143.91	0.87%	1	4.1140	1.585100
Minnesota	2	26,207,686.50	4.34%	3	5.0178	1.593064
Missouri	1	1,042,500.00	0.17%	3	5.2600	1.335200
Nevada	2	24,157,968.72	4.00%	3	4.4701	1.961422
New Hampshire	3	8,042,012.32	1.33%	3	4.4480	1.077800
New Jersey	1	17,995,995.93	2.98%	2	4.4500	1.527100
New York	1	24,000,000.00	3.98%	(1)	4.1090	(0.942700)
Ohio	2	14,213,619.98	2.36%	4	4.6699	1.548137
Pennsylvania	2	24,850,226.87	4.12%	(37)	4.8341	0.106773
Texas	3	34,548,485.29	5.72%	3	4.4346	1.354521
Virginia	1	2,276,197.42	0.38%	5	4.6800	1.294900
Washington	1	22,013,086.68	3.65%	3	4.5400	1.216500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP
	3.99999% or less	2	132,174,255.23	21.90%	5	3.4814	2.172995	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	10	249,272,359.48	41.30%	2	4.2628	1.693442	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	8	142,629,772.27	23.63%	4	4.7635	0.742713	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	4	69,215,140.88	11.47%	(11)	5.1310	0.925541	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132	49 months or greater	24	593,291,527.86	98.30%	2	4.3104	1.482132
								Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP
	60 months or less	24	593,291,527.86	98.30%	2	4.3104	1.482132	Interest Only	5	217,042,500.00	35.96%	2	3.9827	1.910317
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	19	376,249,027.86	62.34%	1	4.4994	1.235131
	Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	10,248,008.33	1.70%	3	4.1200	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	23	578,661,106.38	95.88%	2	4.3069	1.492355
	13 months to 24 months	1	14,630,421.48	2.42%	3	4.4480	1.077800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	603,539,536.19	100.00%	2	4.3072	1.502132
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931001	LO	Honolulu	HI	Actual/360	4.199%	339,926.19	0.00	0.00	N/A	11/01/26	--	94,000,000.00	94,000,000.00	08/01/26
2	306881004	RT	Fresno	CA	Actual/360	3.587%	247,104.44	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	08/01/26
4	307080004	OF	Rosemont	IL	Actual/360	4.960%	0.00	0.00	0.00	N/A	12/01/26	--	54,245,282.99	54,245,282.99	05/01/23
5	306881109	OF	Sunnyvale	CA	Actual/360	3.319%	149,542.40	143,024.81	0.00	N/A	04/01/27	--	52,317,280.04	52,174,255.23	08/01/26
6	307080006	RT	Fairlawn	OH	Actual/360	3.314%	142,686.11	50,000,000.00	0.00	N/A	10/01/26	--	50,000,000.00	0.00	08/01/26
9	28300945	MH	Various	Various	Actual/360	4.114%	99,516.45	58,077.49	0.00	N/A	09/06/26	--	28,091,271.03	28,033,193.54	08/06/26
10	307080010	MF	New Orleans	LA	Actual/360	5.180%	124,261.79	53,797.92	0.00	N/A	12/06/26	--	27,857,917.07	27,804,119.15	08/06/26
11	307080011	OF	Bloomington	MN	Actual/360	5.090%	106,585.31	47,980.30	0.00	N/A	11/06/26	--	24,317,580.28	24,269,599.98	08/06/26
12	307080012	RT	Everett	WA	Actual/360	4.540%	86,259.06	51,188.43	0.00	N/A	11/06/26	--	22,064,275.11	22,013,086.68	08/06/26
13	307080013	LO	Treasure Island	FL	Actual/360	4.571%	80,115.32	20,353,785.01	0.00	N/A	09/01/26	--	20,353,785.01	0.00	08/01/26
14	28200906	OF	New York	NY	Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	24,000,000.00	24,000,000.00	03/06/25
15	307080015	RT	Cypress	TX	Actual/360	4.270%	72,571.57	33,447.39	0.00	N/A	11/01/26	--	19,736,922.08	19,703,474.69	08/01/26
16	695100712	OF	Las Vegas	NV	Actual/360	4.498%	67,642.17	40,763.06	0.00	N/A	11/06/26	--	17,463,806.57	17,423,043.51	08/06/26
18	28200964	OF	Newark	NJ	Actual/360	4.450%	69,090.60	34,171.75	0.00	N/A	10/06/26	--	18,030,167.68	17,995,995.93	08/06/26
19	695100716	RT	Various	Various	Actual/360	4.680%	67,322.12	37,971.01	0.00	N/A	01/06/27	--	16,705,240.31	16,667,269.30	08/06/26
20	695100721	RT	Various	Various	Actual/360	4.680%	65,790.34	37,107.06	0.00	N/A	01/06/27	--	16,325,146.58	16,288,039.52	08/06/26
21	307080021	RT	Philadelphia	PA	Actual/360	5.100%	0.00	0.00	0.00	N/A	09/06/21	--	16,098,921.75	16,098,921.75	01/06/22
22	307080022	OF	Indianapolis	IN	Actual/360	4.367%	67,686.95	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	08/01/26
23	307080023	RT	Various	Various	Actual/360	4.448%	56,169.82	34,478.23	0.00	N/A	11/01/26	--	14,664,899.71	14,630,421.48	06/01/26
26	695100731	RT	Hilliard	OH	Actual/360	4.699%	54,763.41	28,209.02	0.00	N/A	12/06/26	--	13,533,990.86	13,505,781.84	08/06/26
28	307080028	LO	Kennesaw	GA	Actual/360	4.120%	36,447.44	25,308.37	0.00	N/A	11/01/26	--	10,273,316.70	10,248,008.33	08/01/26
29	695100725	RT	Bloomsburg	PA	Actual/360	4.345%	32,815.92	19,423.40	0.00	N/A	11/06/26	--	8,770,728.52	8,751,305.12	08/06/26
30	307080030	MF	Houston	TX	Actual/360	4.625%	33,698.38	19,257.99	0.00	N/A	12/01/26	--	8,461,319.58	8,442,061.59	08/01/26
31	695100706	LO	Lubbock	TX	Actual/360	4.690%	25,951.03	22,782.74	0.00	N/A	10/06/26	--	6,425,731.75	6,402,949.01	07/06/26
32	695100720	IN	Las Vegas	NV	Actual/360	4.398%	25,566.83	15,986.52	0.00	N/A	11/06/26	--	6,750,911.73	6,734,925.21	08/06/26
34	695100726	IN	Orlando	FL	Actual/360	4.425%	20,631.85	5,414,592.33	0.00	N/A	08/06/26	--	5,414,592.33	0.00	08/06/26
35	695100702	LO	Salina	KS	Actual/360	4.670%	20,416.31	11,627.53	0.00	N/A	10/06/26	--	5,076,928.87	5,065,301.34	08/06/26
36	307080036	RT	Lexington	KY	Actual/360	5.020%	21,121.20	4,886,025.10	0.00	N/A	10/06/26	--	4,886,025.10	0.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	695100711	RT	Carrollton	TX	Actual/360	4.625%	19,438.03	4,880,691.59	0.00	N/A	11/06/26	--	4,880,691.59	0.00	08/06/26
38	695100723	RT	Midfield	AL	Actual/360	4.460%	13,992.57	3,643,370.94	0.00	N/A	11/06/26	--	3,643,370.94	0.00	08/06/26
40	28000979	RT	Jackson	MO	Actual/360	5.260%	4,721.95	0.00	0.00	N/A	11/06/26	--	1,042,500.00	1,042,500.00	08/06/26
Totals							2,151,835.56	89,893,067.99	0.00				693,432,604.18	603,539,536.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,472,105.69	6,287,498.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,990,577.00	(2,036,696.00)	04/01/25	03/31/26	08/12/26	47,134,606.67	0.00	(704.87)	7,064,903.29	10,794,588.55	0.00
5	33,758,942.48	17,308,418.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,540,752.49	2,967,758.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,696,580.45	2,259,744.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,659,168.35	672,876.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,179,912.33	840,606.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,136,641.36	537,127.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,056,366.09	4,771,346.09	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(3,424,248.00)	0.00	--	--	08/12/26	23,787,421.56	73,954.10	(237.67)	344,653.90	0.00	0.00
15	1,834,987.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,969,750.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	13,078,112.00	3,146,372.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,636,221.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,598,885.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	470,493.00	(19,828.00)	01/01/26	06/30/26	08/12/26	12,972,107.41	1,385,183.56	(209.19)	897,490.85	372,624.46	0.00
22	14,228,975.00	14,867,646.16	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,699,115.12	580,010.10	01/01/25	03/31/25	--	0.00	0.00	90,457.49	181,171.71	0.00	0.00
26	1,758,087.82	405,526.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	942,839.34	252,676.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	708,152.93	178,930.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	734,427.24	1,125,238.31	07/01/25	06/30/26	--	0.00	0.00	48,706.10	48,706.10	0.00	0.00
32	1,230,929.09	194,718.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	779,422.03	788,083.83	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	755,573.54	430,024.61	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	75,602.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	284,738,623.84	202,143,247.94				83,894,135.64	1,459,137.66	138,011.86	8,536,925.85	11,167,213.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	307080006	50,000,000.00	Payoff Prior to Maturity	0.00	0.00
13	307080013	20,306,172.16	Payoff Prior to Maturity	0.00	0.00
36	307080036	4,875,401.67	Payoff Prior to Maturity	0.00	0.00
37	695100711	4,871,080.74	Payoff Prior to Maturity	0.00	0.00
38	695100723	3,630,238.85	Payoff Prior to Maturity	0.00	0.00
Totals		83,682,893.42		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	14,630,421.48	0	0.00	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	5	83,682,893.42	4.307161%	4.212474%	2
07/17/26	1	14,664,899.71	0	0.00	1	54,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	1	14,754,866.78	4.252299%	4.196545%	3
06/17/26	1	14,701,055.85	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.254675%	4.199798%	4
05/15/26	1	14,735,264.56	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	1	63,000,000.00	4.254056%	4.199436%	5
04/17/26	1	14,771,160.84	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.142843%	4.091896%	6
03/17/26	2	21,322,718.18	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.143070%	4.092145%	7
02/18/26	1	6,542,484.36	1	14,844,395.10	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.143341%	4.092441%	8
01/16/26	1	14,878,056.89	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.143564%	4.092687%	9
12/17/25	1	14,911,590.24	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.143786%	4.092931%	10
11/18/25	0	0.00	0	0.00	3	93,192,118.34	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.144022%	4.093189%	11
10/20/25	0	0.00	1	14,980,106.26	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	1	18,345,985.76	4.144241%	4.093430%	12
09/17/25	1	15,015,098.35	0	0.00	2	78,245,282.99	0	0.00	1	16,098,921.75	0	0.00	0	0.00	0	0.00	4.140708%	4.090107%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	307080004	05/01/23	38	6	(704.87)	7,064,903.29	26,687,361.70	56,415,140.31	05/18/23	2
14	28200906	03/06/25	16	5	(237.67)	344,653.90	0.00	24,000,000.00	03/20/25	2
21	307080021	01/06/22	54	5	(209.19)	897,490.85	2,221,055.75	16,749,774.35	09/16/20	7			06/20/23
23	307080023	06/01/26	1	1	90,457.49	181,171.71	6,915.00	14,701,055.85	06/24/25	13
31	695100706	07/06/26	0	B	48,706.10	48,706.10	0.00	6,425,731.75
Totals					138,011.86	8,536,925.85	28,915,332.45	118,291,702.26
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,098,922	0	24,000,000		16,098,922
0 - 6 Months		511,266,359	442,390,655	68,875,704		0
7 - 12 Months		52,174,255	52,174,255	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	603,539,536	494,564,910	14,630,421	0	78,245,283	16,098,922
Jul-26	693,432,604	584,423,500	14,664,900	0	78,245,283	16,098,922
Jun-26	709,065,867	600,020,607	14,701,056	0	78,245,283	16,098,922
May-26	713,645,362	604,565,892	14,735,265	0	78,245,283	16,098,922
Apr-26	778,598,560	669,483,194	14,771,161	0	78,245,283	16,098,922
Mar-26	779,426,625	663,759,702	21,322,718	0	94,344,205	0
Feb-26	780,400,030	664,668,946	6,542,484	14,844,395	78,245,283	16,098,922
Jan-26	781,221,230	671,998,969	14,878,057	0	78,245,283	16,098,922
Dec-25	782,039,302	672,783,507	14,911,590	0	78,245,283	16,098,922
Nov-25	782,904,063	673,613,023	0	0	93,192,118	16,098,922
Oct-25	783,715,723	674,391,412	0	14,980,106	78,245,283	16,098,922
Sep-25	802,957,903	693,598,600	15,015,098	0	78,245,283	16,098,922
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	306881004	80,000,000.00	80,000,000.00	565,000,000.00	08/24/16	6,039,176.29	2.07210	03/31/26	11/01/26	I/O
4	307080004	54,245,282.99	56,415,140.31	74,200,000.00	02/18/26	(2,036,696.00)	(0.24810)	03/31/26	12/01/26	243
14	28200906	24,000,000.00	24,000,000.00	15,500,000.00	07/08/26	(3,579,183.00)	(0.94270)	12/31/25	07/06/26	I/O
21	307080021	16,098,921.75	16,749,774.35	11,300,000.00	12/09/25	(378,419.00)	(0.63650)	06/30/26	09/06/21	240
23	307080023	14,630,421.48	14,701,055.85	32,850,000.00	10/27/25	504,791.10	1.07780	03/31/25	11/01/26	242
Totals		188,974,626.22	191,865,970.51	698,850,000.00		549,669.39

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	306881004	RT	CA	07/29/26	0
	Special Servicer comments are not available for this cycle.

4	307080004	OF	IL	05/18/23	2

Loan transferred SS on 5/18/23 for imminent default due to cash flow issues. Receiver has been appointed and in control of the property. The Property is a collection of three, 11-story multi-tenant office buildings (Central, West and East) and a

Bright Ho rizons day care facility totaling 869,120 square feet that were developed between 1988 and 1994. Lender is working through the foreclosure process and considering alternatives including a receivership sale.

14	28200906	OF	NY	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 7/30/26, the Property was 74%

occupi ed with NOI/DSCR: -$3.75MM/-0.90x. Still waiting on a response from the Ground Lessor to extend the ground lease. The building leasing agent in discussions with a large existing tenant to extend their lease and expand. Lender's legal

	counsel moving forw ard the foreclosure process.

21	307080021	RT	PA	09/16/20	7

REO Title Date:6/20/2023: The collateral is a 223,434 SF retail center situated on 18.3 acres in NE Philadelphia, PA. The Property is comprised of two one-story buildings built in 1989 and renovated in 2005. As of 7/30/26, the Property is approx. 70% lea sed/ 60% occupied. Deferred Maintenance/Repair Issues: The last section of the parking area will be resealed and restriped. PM getting bids to replace several fire hydrants. Leasing: Urban Air's has submitted their plans for permits. The Asian grocer c ontinues to build out their space, expect them to open within the next few months. Leasing agents continues to work with several prospects. Marketing: The property is currently not being marketed for sale.

23	307080023	RT	Various	06/24/25	13

The Loan was transferred to the Special Servicer on 6/24/2025 due to Imminent Default. The Borrower failed to fund the shortfalls for the 6/1/2025 payment. The collateral consists of a 264K SF retail portfolio spanning across six properties located in Con cord and Keene, NH (3), Bloomingdale, IL (1), Wichita, KS (1), and Fort Wayne, IN (1). There are three (3) Dick's Sporting Goods stores (DSG, 74% of NRA), one PetSmart (8% of NRA), and one vacant single-tenant retail building.

The DSG (previously 18% of N RA) in Wichita, KS, vacated at lease expiration on 3/31/25, which reduced the portfolio cash flow and contributed to the shortfall. Based on the TTM 9/30/2025 financials, the Property reported an NOI/DSCR/Occ of

$1.97MM/1.05x/82%. Borrower has not provide d recent financials. A receiver is in place at the Ft. Wayne and Bloomingdale properties. Lender is enforcing its legal rights to ultimately take title to the Portfolio with Borrower's cooperation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	307080023	0.00	4.44800%	0.00	4.44800%	8	01/28/21	01/28/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	307080007 10/18/21	41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/26	0.00	(2.20)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/26	0.00	(2.12)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/26	0.00	(2.19)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(1.39)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(1.43)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(1.36)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(1.38)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(1.37)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(1.36)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(1.40)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(0.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(0.66)	0.00	0.00	0.00	0.00	0.00	0.00
7	307080007	10/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(2.20)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(17.50)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,677.80	0.00	0.00	0.00	0.00	231,687.63	0.00	0.00	0.00	0.00
14	0.00	0.00	5,166.67	0.00	0.00	0.00	0.00	84,919.33	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	70,701.10	0.00	0.00	0.00	0.00
23	0.00	0.00	3,157.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	63.92	0.00	0.00	0.00
Total	0.00	0.00	23,501.50	0.00	0.00	0.00	0.00	387,308.06	63.92	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		410,873.48

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Supplemental Notes
None

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